Equity	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Equity
Equity

Note 7 – Equity

During the nine months ended February 28, 2022, 350,000 shares of Series D Preferred Stock were converted into 5,250,000 shares of common stock at a rate of 1 share of Series D Preferred Stock for 15 shares of common stock for total value of $5,250.

As of February 28, 2022 and May 31, 2021, 6,000,000 and 6,350,000 shares of Series D Preferred Stock were issued and outstanding, respectively.

During the nine months ended February 28, 2022, in connection with issuance of $275,000 convertible note (Note 5), the Company issued 10,000,000 shares of common stock valued at $92,000.

As of February 28, 2022 and May 31, 2021, 553,024,616 and 537,774,616 shares of common stock were issued and outstanding, respectively.

Note 6 – Equity Transaction

Preferred Stock

Series A Preferred Stock

The Company is authorized to issue 2,000,000 shares of series A Preferred Stock at a par value of $0.0001. The Series A Preferred Stock has voting rights equal to 1,000 votes for each 1 share of common stock owned. The Series A Preferred Stock shall have no liquidation preference over any other class of stock and there will be no dividends due or payable on the Series A Preferred Stock.

There were no issuances of the Series A Preferred Stock during the years ended May 31, 2021 and 2020.

As of May 31, 2021 and 2020,

1,940,153 shares of series A Preferred Stock were issued and outstanding.

Series B Preferred Stock

The Company is authorized to issue 150,000 shares of Series B Preferred Stock at a par value of $0.0001. The Series B Preferred Stock shall have no liquidation preference over any other class of stock and there will be no dividends due or payable on the Series B Preferred Stock. The Series B Preferred Stock converts into common stock at a ratio of 1:1,000. However, the Series B Preferred Stock may not be converted for a period of 12 months from the date of issue.

There were no issuances of the Series B Preferred Stock during the years ended May 31, 2021 and 2020.

As of May 31, 2021 and 2020, 150,000 shares of Series B Preferred Stock were issued and outstanding.

Series C Preferred Stock

The Company is authorized to issue 250,000 shares of Series C Preferred Stock at a par value of $1. The Series C Preferred Stock shall have no liquidation preference over any other class of stock and there will be no dividends due or payable on the Series C Preferred Stock. The Preferred Stock can be converted to common stock, at a conversion rate of 66 common shares for each preferred stock.

There were no issuances of the Series C Preferred Stock during the years ended May 31, 2021 and 2020.

As of May 31, 2021 and 2020, 250,000 shares of Series C Preferred Stock were issued and outstanding.

Series D Convertible Preferred Stock

The Company is authorized to issue 10,000,000 shares of Series D Preferred Stock at a par value of $0.0001. The Series D Preferred Stock shall have no liquidation preference over any other class of stock and there will be no dividends due or payable on the Series D Preferred Stock. Beginning January 1, 2017, each holder of shares of Series D Preferred Stock may, at any time and from time to time, convert each of its shares of Series D Preferred Stock into a 15 of fully paid and nonassessable shares of common stock.

There were no issuances of the Series D Preferred Stock during the years ended May 31, 2021 and 2020.

As of May 31, 2021 and 2020, 6,350,000 shares of Series D Preferred Stock were issued and outstanding, respectively.

Series E Preferred Stock

The Company is authorized to issue 15,000,000 shares of series E Preferred Stock at a par value of $0.0001. The Series E Preferred Stock shall have no liquidation preference over any other class of stock and there will be no dividends due or payable on the Series E Convertible Preferred Stock. Beginning October 1, 2016, each share of Series E Preferred Stock is convertible into ten (10) shares of common stock. From October 1, 2016 to October 1, 2018, holders of Series E Preferred Stock may at any time convert to shares of common stock, thereafter, the Company may elect to convert any outstanding stock at any time without notice to the shareholders. The Company evaluated the conversion feature and concluded that it did not qualify as a derivative transaction. The Company evaluated the convertible preferred stock under FASB ACS 470-20-30 and determined it does not contain a beneficial conversion feature.

There were no issuances of the Series E Preferred Stock during the years ended May 31, 2021 and 2020.

As of May 31, 2021 and 2020, 14,989,500 shares of Series E Preferred Stock were issued and outstanding, respectively.

Common stock

The Company is authorized to issue

1,500,000,000 shares of common stock at a par value of $0.001.

There were no issuances of common stock during the years ended May 31, 2021 and 2020.

As of May 31, 2021 and 2020, 537,774,616 shares of common stock were issued and outstanding, respectively.

Warrants

On September 29, 2015, the Company granted 1,000,000 warrants valued at $29,000 to Vista Capital Investments, LLC, in exchange for interest owed of $12,222, and recognized a loss on debt settlement of $16,778. Warrants were originally exercisable into 1,000,000 shares of common stock, for a period of five years from issuance, at a price of $0.05 per share, with multiple reset provisions when the share price is below $0.05. As a result of these reset features, additional warrants were issued and became exercisable into 92,332,564 shares of common stock at $0.00011 per share. Each warrant was exercisable into one share of common stock.

The following table summarizes warrant activity for the years ended May 31, 2021 and 2020:

	Number of shares	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding, May 31, 2019	36,933,026	$0.00028	1.33 years

Reset features	55,399,539	0.00011	0.33 years
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, May 31, 2020	92,322,564	$0.00011	0.33 years

Reset features	-	-	-
Forfeited	(92,332,564)	(0.00011)	-
Exercised	-	-	-
Outstanding, May 31, 2021	-	$-	-

Aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the warrants at May 31, 2017, for those warrants for which the quoted market price was in excess of the exercise price (“in-the-money” warrants).

The Company determined that the warrants qualify for derivative accounting (see note 5).